                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
        (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 08/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (97.8%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ARIZONA (1.9%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            2.69%             $500,000(f)           $457,625
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-14                            5.00               500,000               504,440
 01-01-18                            5.00               500,000               492,280
                                                                      ---------------
Total                                                                       1,454,345
-------------------------------------------------------------------------------------


CALIFORNIA (8.0%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75               465,000               472,189
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               455,000               462,294
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 08-01-17                            4.35               500,000               475,259
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                            5.13               500,000               430,145
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             1,000,000             1,043,590
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
 05-15-20                            5.00             1,000,000               991,190
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-16                            5.00               375,000               378,503
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75               100,000               100,153
San Diego Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FGIC)
 07-01-12                            3.70             2,000,000(h)          1,753,220
                                                                      ---------------
Total                                                                       6,106,543
-------------------------------------------------------------------------------------


COLORADO (3.6%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80               500,000               456,550
City of Aurora
 Refunding Revenue Bonds
 1st Lien
 Series 2008A
 08-01-28                            4.75               600,000               599,214
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25               500,000               486,255
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
 12-15-15                            5.00               365,000               354,977
 12-15-17                            5.00               350,000               331,513
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-14                            5.50               555,000               535,509
                                                                      ---------------
Total                                                                       2,764,018
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.9%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75               750,000               711,525
-------------------------------------------------------------------------------------


FLORIDA (2.3%)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35               125,000               124,285
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
 11-15-10                            4.65               400,000               405,852
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
 11-01-10                            5.50               190,000               187,847
Village Center Community Development District
 Recreational Revenue Bonds
 Sub Series 2003B
 01-01-18                            6.35             1,000,000             1,029,000
                                                                      ---------------
Total                                                                       1,746,984
-------------------------------------------------------------------------------------


GEORGIA (6.0%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40               500,000               506,475
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
 01-01-16                            5.25             1,000,000             1,012,920


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
GEORGIA (CONT.)
Gwinnett County
 Revenue Bonds
 Water & Sewer Authority
 Series 2008
 08-01-19                            5.00%           $1,000,000            $1,100,830
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                            5.00             1,750,000             1,953,858
                                                                      ---------------
Total                                                                       4,574,083
-------------------------------------------------------------------------------------


ILLINOIS (1.6%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50               500,000               492,955
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
 02-01-12                            5.00               720,000               759,449
                                                                      ---------------
Total                                                                       1,252,404
-------------------------------------------------------------------------------------


IOWA (1.0%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-17                            5.00               730,000               756,820
-------------------------------------------------------------------------------------


KANSAS (1.4%)
City of Olathe
 Special Obligation Tax Allocation Revenue Bonds
 West Village Center Project
 Series 2007
 03-01-10                            5.00               100,000               101,097
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
 10-01-22                            5.00               500,000               493,610
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00               500,000               482,250
                                                                      ---------------
Total                                                                       1,076,957
-------------------------------------------------------------------------------------


LOUISIANA (0.7%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00               500,000               527,735
-------------------------------------------------------------------------------------


MARYLAND (1.5%)
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 2nd Series 2008
 07-15-18                            5.00             1,000,000             1,113,970
-------------------------------------------------------------------------------------


MASSACHUSETTS (3.9%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FGIC)
 11-01-14                            5.50             2,000,000             2,254,499
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
 06-01-14                            5.45               750,000               718,845
                                                                      ---------------
Total                                                                       2,973,344
-------------------------------------------------------------------------------------


MICHIGAN (4.5%)
Grand Valley State University
 Revenue Bonds
 Series 2007A (AMBAC)
 12-01-16                            4.00               400,000               404,896
 12-01-17                            4.00               250,000               250,258
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
 10-01-20                            5.00             1,500,000             1,570,665
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50               480,000               483,811
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
 12-01-19                            4.75               750,000               704,040
                                                                      ---------------
Total                                                                       3,413,670
-------------------------------------------------------------------------------------


MINNESOTA (5.4%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008
 10-01-18                            4.00               225,000               221,778
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75             1,000,000             1,062,150
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
 11-15-22                            5.00             1,025,000             1,037,760
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25               500,000               481,410
St. Louis Park Healthcare Facilities
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50               750,000               751,920
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008C
 08-01-19                            5.00               500,000               553,120
                                                                      ---------------
Total                                                                       4,108,138
-------------------------------------------------------------------------------------


MISSOURI (3.2%)
City of Kansas City
 Tax Allocation Bonds
 Kansas City MainCor Project
 Series 2007A
 03-01-12                            5.00               625,000               624,600
Missouri State Highways & Transit Commission
 Revenue Bonds
 2nd Lien
 Series 2007
 05-01-17                            5.00             1,000,000             1,107,690
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village of West County
 Series 2007A
 09-01-10                            5.00               700,000               714,350
                                                                      ---------------
Total                                                                       2,446,640
-------------------------------------------------------------------------------------


NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
 05-01-21                            4.75               500,000               469,105
-------------------------------------------------------------------------------------


NEW JERSEY (4.3%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63             1,000,000               981,120
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-20                            5.00             1,050,000             1,049,927
State of New Jersey Certification of Participation Equipment Lease Purchase Agreement
 Series 2008A
 06-15-23                            5.00             1,000,000             1,016,980
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
 06-01-41                            7.00               225,000               266,427
                                                                      ---------------
Total                                                                       3,314,454
-------------------------------------------------------------------------------------


NEW YORK (18.6%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-19                            5.50             1,600,000             1,744,320


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002B (MBIA)
 07-01-13                            5.50%           $2,250,000            $2,496,150
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00               750,000               802,418
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               501,320
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50               500,000               501,155
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
 03-15-15                            4.10             1,160,000             1,167,447
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
 01-01-23                            5.00             1,500,000             1,572,915
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
 01-01-13                            5.00             1,500,000             1,629,420
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
 01-01-11                            5.00             1,375,000             1,456,125
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                            5.00               785,000               823,315
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               250,000(d)            238,848
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             1,250,000             1,324,275
                                                                      ---------------
Total                                                                      14,257,708
-------------------------------------------------------------------------------------


NORTH CAROLINA (8.1%)
Cape Fear Public Utility Authority
 Revenue Bonds
 Water & Sewer
 Series 2008
 08-01-20                            5.00               800,000(i)            857,104
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00             1,250,000(i)          1,309,300
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50             1,000,000             1,028,930
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50               240,000               243,658
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50               510,000               537,622
 01-01-12                            5.50             1,000,000             1,069,289
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
 04-01-17                            5.00             1,000,000             1,114,580
                                                                      ---------------
Total                                                                       6,160,483
-------------------------------------------------------------------------------------


NORTH DAKOTA (1.0%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25               750,000               769,868
-------------------------------------------------------------------------------------


OHIO (3.4%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.50             2,000,000             2,103,699
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25               500,000               488,185
                                                                      ---------------
Total                                                                       2,591,884
-------------------------------------------------------------------------------------


PUERTO RICO (1.9%)(E)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-24                            5.25               375,000               372,979
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25               500,000               547,980
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00               500,000               496,045
                                                                      ---------------
Total                                                                       1,417,004
-------------------------------------------------------------------------------------


SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00               225,000               237,834
-------------------------------------------------------------------------------------


TENNESSEE (2.2%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-12                            5.00               500,000               491,205
 12-15-17                            5.00               500,000               466,485
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
 09-01-18                            5.25               750,000               743,498
                                                                      ---------------
Total                                                                       1,701,188
-------------------------------------------------------------------------------------


TEXAS (4.3%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
 02-15-19                            5.00             2,000,000             2,098,440
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Buckner Retirement Services Incorporated Project
 Series 2007
 11-15-11                            5.00               750,000               772,710
Waco Educational Finance Corporation
 Refunding Revenue Bonds
 Baylor University
 Series 2008C
 03-01-28                            5.00               400,000               405,680
                                                                      ---------------
Total                                                                       3,276,830
-------------------------------------------------------------------------------------


VIRGINIA (2.2%)
State of Virginia Resources Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2008
 10-01-19                            5.00             1,000,000             1,096,940
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50               500,000               557,050
                                                                      ---------------
Total                                                                       1,653,990
-------------------------------------------------------------------------------------


WASHINGTON (2.7%)
Ocean Shores Local Improvement District
 Special Assessment B.A.N. # 2007-1
 Series 2008
 08-01-11                            5.00             1,000,000             1,016,000
State of Washington
 Unlimited General Obligation Bonds
 Series 2008-D
 01-01-20                            5.00             1,000,000             1,069,190
                                                                      ---------------
Total                                                                       2,085,190
-------------------------------------------------------------------------------------


WISCONSIN (2.3%)
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Ministry Health
 Series 2004 (FSA)
 08-01-27                            5.00             1,750,000             1,755,198
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $74,884,517)                                                       $74,717,912
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL NOTES (1.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,g)                         YIELD            MATURITY               VALUE(a)

TENNESSEE (1.3%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                            2.45%              $95,000               $95,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            2.45               895,000               895,000
                                                                      ---------------
Total                                                                         990,000
-------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $990,000)                                                             $990,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $75,874,517)(j)                                                    $75,707,912
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2008.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Aug. 31, 2008, the value
               of securities subject to alternative minimum tax
               represented 11.6% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $238,848 or 0.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.9% of net assets at Aug. 31, 2008.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,164,884.

(j) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $75,875,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                                      $1,102,000
Unrealized depreciation                                                      (1,269,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                   $(167,000)
---------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                   FAIR VALUE AT AUG. 31, 2008
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                               $--          $75,707,912         $--        $75,707,912



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE TAX-EXEMPT BOND FUND

                                AT AUG. 31, 2008




AUG. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (96.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.6%)
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
 06-01-13                            5.25%           $1,755,000            $1,910,282
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.25             1,500,000             1,320,045
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
 03-01-21                            5.13             1,000,000               962,910
                                                                      ---------------
Total                                                                       4,193,237
-------------------------------------------------------------------------------------


ARIZONA (2.6%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.38             7,500,000             7,348,050
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            2.69             2,000,000(i)          1,830,500
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                            5.38             2,500,000             2,509,750
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-19                            5.00               755,000               734,170
 01-01-20                            5.00               580,000               557,624
 01-01-21                            5.00             1,000,000               954,699
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
 12-01-32                            5.00             4,000,000             3,388,200
                                                                      ---------------
Total                                                                      17,322,993
-------------------------------------------------------------------------------------


ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
 07-01-34                            4.90             1,220,000             1,254,892
-------------------------------------------------------------------------------------


CALIFORNIA (13.6%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             1,000,000             1,027,660
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33                            4.75             1,655,000             1,608,329
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
 04-01-31                            5.00             5,000,000             5,062,450
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             1,000,000               973,810
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-34                            5.00             1,000,000               952,250
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             2,000,000             1,992,720
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
 08-01-27                            5.13             3,000,000             3,005,609
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25             1,000,000               977,610
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,431,750
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             1,400,000             1,461,026
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
 06-01-14                            5.50             7,275,000             7,966,925
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             2,500,000             2,421,125
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                            5.50             2,000,000             2,024,740
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.65             1,000,000(b)            635,840
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA)
 06-15-23                            5.00             4,795,000             4,922,020
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
 06-01-37                            5.00             2,750,000             2,737,323
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2004 (MBIA)
 08-01-28                            5.50             3,000,000             3,118,290


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75%             $975,000              $976,492
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75               750,000               866,903
 06-01-40                            6.63               900,000             1,035,351
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25               865,000               942,608
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC)
 06-01-45                            5.00             1,950,000             1,748,916
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             5,000,000             4,936,899
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
 04-01-32                            5.25             4,910,000             5,384,797
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30             1,743,000             1,960,701
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-29                            5.25             2,500,000             2,529,350
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
 02-01-27                            5.25             5,000,000             5,084,500
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-23                            5.13             2,500,000             2,549,275
 11-01-29                            5.25             1,000,000             1,013,470
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.75             7,500,000             7,076,775
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 2,035
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
 09-01-21                            5.00             3,255,000             3,379,699
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             3,405,000             3,278,266
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
 09-01-17                            6.00             5,000,000             5,621,450
                                                                      ---------------
Total                                                                      91,706,964
-------------------------------------------------------------------------------------


COLORADO (1.8%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-22                            4.95             1,000,000               857,410
 12-01-26                            5.00               500,000               408,445
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
 12-01-20                            5.50             1,000,000             1,046,500
City of Aurora
 Refunding Revenue Bonds
 1st Lien
 Series 2008A
 08-01-33                            5.00             2,000,000             2,012,360
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25               500,000               486,255
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.25             1,935,000             2,188,156
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                            5.50               735,000               632,372
 12-15-37                            5.50               820,000               672,826
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
 06-01-23                            5.00             3,700,000             4,047,837
                                                                      ---------------
Total                                                                      12,352,161
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
District of Columbia Water & Sewer Authority
 Refunding Revenue Bonds
 Sub Lien
 Series 2008A (Assured Guaranty)
 10-01-29                            5.00             1,515,000             1,536,513
-------------------------------------------------------------------------------------


FLORIDA (2.2%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-34                            5.00               750,000               665,003
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA)
 07-01-24                            5.00             3,000,000             3,017,730
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
 11-15-32                            5.50             2,000,000             2,210,020
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
 04-01-20                            6.02             4,360,000(b)          2,513,409
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
 11-15-23                            5.25             1,000,000             1,093,850
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
 11-15-32                            5.13             3,000,000             2,862,150
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
 11-15-36                            5.25             2,000,000             1,925,820
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.00               500,000               478,725
                                                                      ---------------
Total                                                                      14,766,707
-------------------------------------------------------------------------------------


GEORGIA (2.6%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40             3,500,000             3,545,325
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
 08-01-25                            5.20             2,665,000             2,774,318
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
 11-01-39                            5.00             2,675,000             2,572,735
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
 01-01-14                            6.38             3,125,000             3,424,063
Main Street Natural Gas Incorporated
 Revenue Bonds
 Series 2008A
 07-15-28                            6.25             6,000,000             5,574,840
                                                                      ---------------
Total                                                                      17,891,281
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


ILLINOIS (7.7%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-10                            6.55%           $2,605,000(b)         $2,458,495
Cook County Community Consolidated School District #21 -- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
 12-01-19                            6.03             3,140,000(b)          1,934,711
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-09                            6.50             2,155,000(b)          2,094,940
 12-01-10                            6.55             2,155,000(b)          2,034,708
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
 Series 2003A (FGIC)
 01-15-24                            5.25             2,420,000             2,480,645
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
 10-01-22                            5.63             2,500,000             2,520,250
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
 07-01-25                            5.25             6,770,000             6,991,108
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.38             1,000,000(h)            968,630
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50               500,000               492,955
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.75            13,745,000(b)          8,183,222
Lake County Community High School District #127 -- Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (FGIC)
 02-01-16                            5.32             4,000,000(b)          2,898,960
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
 06-15-21                            6.54             1,870,000(b)          1,042,432
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
 06-15-42                            5.25             4,000,000             4,044,920
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
 06-15-10                            6.65               240,000(b)            228,996
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA)
 04-01-26                            5.55             4,000,000(b)          1,613,200
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (FGIC)
 12-01-14                            5.95             2,000,000(b)          1,526,400
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
 05-01-26                            5.25            10,000,000            10,303,000
                                                                      ---------------
Total                                                                      51,817,572
-------------------------------------------------------------------------------------


INDIANA (1.1%)
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.38             1,000,000(h)            976,780
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.00               625,000               566,231
Indiana Health Facility Financing Authority
 Revenue Bonds
 Ascension Health Sub Credit
 Series 2005A
 11-01-10                            5.00             2,500,000             2,604,600
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
 06-01-15                            7.25             2,210,000             2,391,198
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                            5.70             1,050,000               892,910
                                                                      ---------------
Total                                                                       7,431,719
-------------------------------------------------------------------------------------


IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-39                            5.13             2,425,000             2,283,768
-------------------------------------------------------------------------------------


KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00               705,000               679,973
 09-01-25                            5.00             1,825,000             1,743,842
                                                                      ---------------
Total                                                                       2,423,815
-------------------------------------------------------------------------------------


KENTUCKY (1.0%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Sub Series 2008A-1 (Assured Guaranty)
 12-01-33                            6.00               800,000(h)            815,288
Louisville & Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Marys Healthcare
 Series 2008
 02-01-27                            5.75             6,000,000             6,046,980
                                                                      ---------------
Total                                                                       6,862,268
-------------------------------------------------------------------------------------


LOUISIANA (4.9%)
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
 09-01-12                            6.63             6,250,000(b)          5,378,813
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00             1,500,000             1,583,205
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
 01-15-11                            6.25             8,655,000             9,317,800
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
 06-01-37                            5.13             2,150,000             1,846,528
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
 05-01-19                            5.25             1,000,000             1,055,130


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
LOUISIANA (CONT.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                            5.50%           $7,400,000            $6,961,994
 05-15-39                            5.88             7,540,000             6,832,748
                                                                      ---------------
Total                                                                      32,976,218
-------------------------------------------------------------------------------------


MARYLAND (1.7%)
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                            5.00            10,200,000            10,175,928
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.75               875,000               854,761
Maryland State Economic Development Corporation
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.75               400,000               397,660
                                                                      ---------------
Total                                                                      11,428,349
-------------------------------------------------------------------------------------


MASSACHUSETTS (4.2%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25             2,500,000             2,777,300
 08-01-28                            5.25             2,000,000             2,209,860
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
 01-01-27                            5.50             1,500,000             1,626,990
 01-01-28                            5.50             1,500,000             1,623,315
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-31                            5.00             2,000,000             2,115,160
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00               675,000               724,788
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13             2,500,000             2,539,975
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                            5.25             1,000,000             1,011,660
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2008A
 07-01-38                            5.00             3,000,000             3,068,670
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-37                            5.00             2,200,000             1,816,540
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-47                            5.00             1,500,000             1,442,565
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75             1,240,000             1,222,516
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00             3,430,000             3,794,301
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00               570,000               576,965
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
 08-01-22                            5.00             2,000,000             2,095,220
                                                                      ---------------
Total                                                                      28,645,825
-------------------------------------------------------------------------------------


MICHIGAN (4.6%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                            5.00             2,065,000             2,291,592
Detroit
 Revenue Bonds
 Sr Lien
 Series 2003A (MBIA)
 07-01-21                            5.00             1,350,000             1,365,809
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                            5.00             2,435,000             2,390,390
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.70               500,000               475,060
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
 10-01-19                            5.25             2,000,000             2,111,780
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
 10-01-22                            5.00             2,350,000             2,436,856
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
 05-01-13                            5.00             1,450,000             1,574,831
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00             1,500,000             1,576,875
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
 11-15-26                            5.00             1,090,000             1,034,072
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                            5.50             4,070,000             4,181,966
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
 05-01-22                            5.25             5,500,000             6,060,175
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00             2,500,000             2,515,575
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-21                            7.13             1,615,000             1,747,446
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA) (Qualified School Board Loan Fund)
 05-01-24                            5.00             1,600,000             1,650,272
                                                                      ---------------
Total                                                                      31,412,699
-------------------------------------------------------------------------------------


MINNESOTA (3.8%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             3,075,000             2,999,293
Duluth Independent School District #709
 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             1,000,000             1,008,150
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA) (School District Credit Enhancement Program)
 02-01-15                            5.00             1,000,000             1,087,520


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MINNESOTA (CONT.)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45%           $3,760,807            $3,913,044
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00             3,500,000             3,435,565
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-30                            5.75               800,000               799,928
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             2,000,000             2,011,520
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-21                            5.25             1,070,000             1,038,061
 05-15-22                            5.25             1,185,000             1,146,227
 05-15-26                            5.25             1,000,000               946,190
 05-15-36                            5.25               750,000               667,013
St. Louis Park Healthcare Facilities
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50             6,700,000             6,717,151
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00               250,000               239,413
                                                                      ---------------
Total                                                                      26,009,075
-------------------------------------------------------------------------------------


MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
 12-01-37                            5.85             3,190,000             3,387,812
-------------------------------------------------------------------------------------


MISSOURI (1.2%)
Boone County
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.38             1,700,000             1,621,018
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
 01-01-20                            5.00             2,000,000             2,001,080
Missouri State Health & Educational Facilities Authority
 Prerefunded Revenue Bonds
 Park College
 Series 1999
 06-01-19                            5.88             4,000,000             4,160,280
                                                                      ---------------
Total                                                                       7,782,378
-------------------------------------------------------------------------------------


NEBRASKA (0.8%)
Douglas County Hospital Authority #2
 Refunding Revenue Bonds
 Childrens Hospital Health Facilities
 Series 2008
 08-15-31                            6.13             2,250,000             2,326,523
Madison County Hospital Authority
 Revenue Bonds
 Faith Regular Health Services Project A-1
 Series 2008
 07-01-33                            6.00             3,500,000             3,345,475
                                                                      ---------------
Total                                                                       5,671,998
-------------------------------------------------------------------------------------


NEVADA (0.5%)
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
 07-01-32                            4.75             3,775,000             3,669,791
-------------------------------------------------------------------------------------


NEW JERSEY (1.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63             4,950,000             4,856,544
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
 07-01-27                            5.00             1,410,000             1,380,432
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                            5.00               825,000               823,721
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-18                            5.00             1,925,000             1,958,592
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                            6.00             2,175,000             2,437,044
                                                                      ---------------
Total                                                                      11,456,333
-------------------------------------------------------------------------------------


NEW YORK (9.3%)
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                            5.00             2,600,000             2,669,212
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
 08-01-20                            5.00             3,660,000             3,801,092
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
 06-01-25                            5.00             1,500,000             1,531,785
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-19                            5.50             2,000,000             2,180,400
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00             1,000,000             1,069,890
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00             2,500,000             2,552,149
New York City Health & Hospital Corporation
 Revenue Bonds
 Health System
 Series 2002A (FSA)
 02-15-18                            5.50             2,150,000             2,273,883
 02-15-19                            5.50             1,250,000             1,322,025
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00             1,000,000             1,002,640
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
 10-01-35                            5.25             6,000,000             6,051,780
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,291,400
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                            5.75             5,500,000             6,126,065
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00             1,000,000             1,021,030
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31                            5.00             3,000,000             3,061,650
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00             1,000,000             1,011,760


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
 07-01-32                            5.25%           $6,350,000            $6,808,280
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
 07-01-23                            5.00             6,000,000             6,110,520
 07-01-24                            5.00             2,500,000             2,541,700
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00             1,250,000             1,258,788
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
 03-15-15                            4.10             2,400,000             2,415,408
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21                            4.75             1,500,000             1,530,285
New York State Urban Development
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29                            4.75             1,500,000             1,499,910
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            477,695
 12-01-23                            5.00               750,000(d)            646,643
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             2,250,000             2,383,695
                                                                      ---------------
Total                                                                      62,639,685
-------------------------------------------------------------------------------------


NORTH CAROLINA (2.6%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
 06-01-28                            5.00             1,750,000             1,772,015
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00             2,165,000(h)          2,267,708
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Meredith College
 Series 2008
 06-01-31                            6.00               300,000               302,832
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50             2,375,000             2,443,709
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
 01-01-14                            5.50             5,000,000             5,300,350
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50             5,125,000             5,402,569
                                                                      ---------------
Total                                                                      17,489,183
-------------------------------------------------------------------------------------


NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25               625,000               641,556
 07-01-25                            5.13             2,250,000             2,110,950
                                                                      ---------------
Total                                                                       2,752,506
-------------------------------------------------------------------------------------


OHIO (0.9%)
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
 06-01-24                            5.25             1,500,000             1,544,880
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25               500,000               488,185
 05-15-26                            5.25             1,750,000             1,668,940
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75             2,435,000             2,452,313
                                                                      ---------------
Total                                                                       6,154,318
-------------------------------------------------------------------------------------


OREGON (0.6%)
City of Keizer
 Special Assessment
 Series 2008
 06-01-31                            5.20             1,250,000             1,250,838
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
 07-01-24                            4.80             2,670,000             2,611,874
                                                                      ---------------
Total                                                                       3,862,712
-------------------------------------------------------------------------------------


PENNSYLVANIA (1.0%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
 10-01-17                            5.81             5,115,000(b)          3,305,978
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
 11-15-22                            5.00             2,500,000             2,305,925
Northampton County General Purpose Authority
 Revenue Bonds
 St. Lukes Hospital Project
 Series 2008A
 08-15-28                            5.38             1,000,000               968,930
                                                                      ---------------
Total                                                                       6,580,833
-------------------------------------------------------------------------------------


PUERTO RICO (2.9%)(C)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-23                            5.25               500,000               498,435
 07-01-24                            5.25             2,625,000             2,610,851
 07-01-26                            5.25             2,000,000             1,986,120
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                            5.00             1,000,000             1,011,060
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                            5.00             2,000,000             1,940,240
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                            5.50             2,500,000             2,882,650
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00               985,000             1,085,677
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25             2,300,000             2,520,708
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00             2,000,000             1,984,180
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00               515,000               491,557
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50             1,100,000             1,133,748
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25                20,000                21,921


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
PUERTO RICO (CONT.)
Puerto Rico Public Buildings Authority
 Unrefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25%           $1,480,000            $1,461,678
                                                                      ---------------
Total                                                                      19,628,825
-------------------------------------------------------------------------------------


RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 10-01-26                            4.65             2,000,000             1,885,840
 04-01-33                            4.85             2,985,000             2,743,842
                                                                      ---------------
Total                                                                       4,629,682
-------------------------------------------------------------------------------------


SOUTH CAROLINA (1.2%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.25             2,500,000             2,529,850
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-24                            5.50             2,100,000             2,331,042
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (FGIC)
 01-01-21                            6.25             1,000,000             1,131,760
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.75             1,000,000               937,660
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00               895,000               946,051
                                                                      ---------------
Total                                                                       7,876,363
-------------------------------------------------------------------------------------


TENNESSEE (2.0%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-12                            5.00             2,185,000             2,146,566
 12-15-17                            5.00             3,000,000             2,798,910
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
 09-01-18                            5.25             6,500,000             6,443,645
 09-01-24                            5.25             2,040,000             1,899,872
                                                                      ---------------
Total                                                                      13,288,993
-------------------------------------------------------------------------------------


TEXAS (9.5%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
 02-15-19                            5.00             1,525,000             1,600,061
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
 11-15-10                            6.51             5,055,000(b)          4,755,643
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.25             2,000,000             2,006,100
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
 02-01-20                            5.00             1,980,000             2,036,014
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-27                            5.00             3,795,000             3,891,355
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001
 (Permanent School Fund Guarantee)
 02-15-28                            5.65             6,965,000             7,793,487
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.75             1,400,000             1,359,302
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.00             1,000,000             1,030,390
Galena Park Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002
 (Permanent School Fund Guarantee)
 08-15-28                            5.09             5,270,000(b)          1,898,781
Klein Independent School District
 Unlimited General Obligation Refunding Bonds
 Schoolhouse
 Series 2008A (Permanent School Fund Guarantee)
 08-01-33                            5.00             8,555,000             8,648,077
North Texas Tollway Authority
 Refunding Revenue Bonds
 1st Tier
 Series 2008A
 01-01-33                            5.63             1,500,000             1,469,700
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
 08-01-15                            5.25             1,000,000             1,011,230
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.75               500,000               487,685
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
 02-15-26                            5.00             2,000,000             1,936,580
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
 02-15-10                            4.90               400,000               395,368
Tarrant County Cultural Education Facilities Finance
 Revenue Bonds
 Educational Facilities
 Series 2008
 08-15-31                            5.50             7,000,000             6,972,700
Texas A&M University
 Revenue Bonds
 Series 2008
 05-15-33                            4.75             7,460,000             7,300,132
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 02-15-33                            4.75             7,360,000             7,132,061
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA)
 02-15-28                            5.13             3,000,000             2,749,170
                                                                      ---------------
Total                                                                      64,473,836
-------------------------------------------------------------------------------------


VIRGINIA (1.7%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.13             3,000,000             3,020,250
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
 06-15-16                            5.00             1,000,000             1,035,160
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50             1,300,000             1,448,330
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                            5.63             2,000,000             2,245,300
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
 08-01-16                            5.00             3,300,000             3,522,420
                                                                      ---------------
Total                                                                      11,271,460
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


WASHINGTON (2.8%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
 03-01-26                            5.13%           $3,415,000            $3,484,427
NJB Properties
 Revenue Bonds
 King County Project
 Series 2006A
 12-01-27                            5.00             4,000,000             4,072,800
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
 06-01-26                            6.50               245,000               244,380
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
 07-01-13                            6.61            10,360,000(b)          8,721,359
Yakima County
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
 12-01-21                            5.00             2,425,000             2,498,405
                                                                      ---------------
Total                                                                      19,021,371
-------------------------------------------------------------------------------------


WISCONSIN (2.4%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                            6.13             1,030,000             1,021,945
 06-01-32                            6.38             1,000,000             1,011,220
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-25                            5.13             4,310,000             3,753,450
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medial College Wisconsin
 Series 2008A
 12-01-35                            5.25             3,600,000             3,463,524
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Ministry Health
 Series 2004 (FSA)
 08-01-31                            5.00             1,000,000               990,530
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-38                            5.75             6,000,000             5,849,820
                                                                      ---------------
Total                                                                      16,090,489
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $644,006,156)                                                     $650,044,624
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.6%)(j)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ARIZONA (1.1%)
Austin Trust Various States
 Revenue Bonds
 Series 2008
 01-01-33                            5.00%           $7,200,000(d)         $7,339,464
-------------------------------------------------------------------------------------


PUERTO RICO (1.5%)
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R (FSA)
 08-01-13                            5.75            10,000,000(c)         10,461,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $17,466,186)                                                       $17,800,464
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
ALABAMA (0.1%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
 10-01-22                            2.55%             $400,000              $400,000
-------------------------------------------------------------------------------------


MINNESOTA (0.5%)
City of Minneapolis
 Refunding Revenue Bonds
 Fairview Health Services
 V.R.D.N. Series 2005B
 (Royal Bank of Canada) AMBAC
 11-15-29                            8.00             3,000,000             3,000,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            2.45               600,000               600,000
                                                                      ---------------
Total                                                                       3,600,000
-------------------------------------------------------------------------------------


MISSISSIPPI (0.1%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                            2.55               800,000               800,000
-------------------------------------------------------------------------------------


WYOMING (--%)
Lincoln County
 Revenue Bonds
 Exxon Project
 V.R.D.N. Series 1984D
 11-01-14                            2.20               100,000               100,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $4,900,000)                                                         $4,900,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $666,372,342)(k)                                                  $672,745,088
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2008.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.4% of net assets at Aug. 31, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $8,463,802 or 1.3% of net assets.


--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(h) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,988,429.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(j) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(k) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $655,972,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $20,930,000
Unrealized depreciation                                                     (14,557,000)
---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $6,373,000
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
9  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                     FAIR VALUE AT AUG. 31, 2008
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                                   $--        $672,745,088       $--      $672,745,088


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2008